Financial risk and capital management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Detailed information about the group borrowings [Line Items]
Borrowings	€ 11,288	€ 11,378
Percentage of borrowing cosidered to be hedged	96.00%	97.00%
Net exposed debt	€ 503	€ 343
Impact on profit loss plus 100 bps	5	4
Infrastructure project [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 8,400	€ 7,915
Percentage of borrowing cosidered to be hedged	97.00%	99.00%
Net exposed debt	€ 251	€ 83
Impact on profit loss plus 100 bps	2	1
Infrastructure project [Member] | Toll roads division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 7,945	€ 7,410
Percentage of borrowing cosidered to be hedged	97.00%	99.00%
Net exposed debt	€ 237	€ 51
Impact on profit loss plus 100 bps	2	1
Infrastructure project [Member] | Construction division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 103	€ 106
Percentage of borrowing cosidered to be hedged	90.00%	91.00%
Net exposed debt	€ 10	€ 10
Impact on profit loss plus 100 bps	0	0
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 211	€ 246
Percentage of borrowing cosidered to be hedged	100.00%	93.00%
Net exposed debt	€ 0	€ 18
Impact on profit loss plus 100 bps	0	0
Infrastructure project [Member] | Airports division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 94	€ 104
Percentage of borrowing cosidered to be hedged	96.00%	100.00%
Net exposed debt	€ 4	€ 0
Impact on profit loss plus 100 bps	0	1
Infrastructure project [Member] | Resto division [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 47	€ 49
Percentage of borrowing cosidered to be hedged	100.00%	93.00%
Net exposed debt	€ 0	€ 4
Impact on profit loss plus 100 bps	0	0
Exinfrastructure project [Member]
Detailed information about the group borrowings [Line Items]
Borrowings	€ 2,886	€ 3,463
Percentage of borrowing cosidered to be hedged	91.00%	92.00%
Net exposed debt	€ 255	€ 260
Impact on profit loss plus 100 bps	€ 3	€ 3